Trade receivables (Details 2) - Trade receivables - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of impairment loss on trade receivables
Balance at beginning of period	R$ (692)	R$ (246)	R$ (352)
Provision	(3,106)	(1,751)	(430)
Reversal	2,826	1,337	378
Partial investment spin-off			160
Exchange variation	(87)	(32)	(2)
Balance at end of period	R$ (1,059)	R$ (692)	R$ (246)